Label	Element	Value
Diversified Bond Portfolio | Diversified Bond Portfolio
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Diversified Bond Portfolio
Objective [Heading]	oef_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	This Fund seeks to maximize total return consistent with prudent investment management.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below. The table and Examples below also do not reflect expenses and charges that are imposed under your variable annuity contract or variable life insurance policy. For information on these expenses and charges, please refer to the applicable contract or policy prospectus. If these fees and expenses were included, the fees and expenses shown would be higher.

Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	oef_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these were included, the expenses (in dollars) shown would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	oef_ExpenseExampleByYearCaption	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example, No Redemption, By Year, Caption [Text]	oef_ExpenseExampleNoRedemptionByYearCaption	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the fiscal year ended December 31, 2024, the portfolio turnover rate was 133% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	133.00%
Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock
Under normal circumstances, this Fund invests at least 80% of its assets in debt securities.
The Fund may invest in debt securities of any maturity and credit quality.
The Fund is divided into two portions, each of which is managed by a different portfolio management team at the Fund’s sub-adviser. Each team uses different investment strategies in seeking to achieve the investment goal of the Fund. Pacific Life Fund Advisors, LLC (“PLFA”) is the Fund’s investment adviser and selected these two strategies, the Core Plus Full Discretion and Core Plus Relative Return strategies, to be utilized by the Fund because of their different approaches to investing in fixed income. PLFA monitors the performance of each strategy on an ongoing basis. PLFA generally allocates the Fund’s assets equally between the two strategies but, subject to PLFA’s discretion, may change the allocation or rebalance as it deems appropriate to meet the Fund’s investment goal at any time without shareholder notice. PLFA allocates assets to each strategy in an effort to increase diversification among securities and investment strategies in seeking to increase the Fund’s potential for investment return while managing its risk and volatility. In addition, PLFA analyzes the risks arising from the investments of each strategy; evaluates the impact of any risk exposures on the Fund’s risk/return objectives; contemplates valuations, investor sentiment and other economic factors; and considers adjustments to strategy allocations as a result. The Fund may deviate from PLFA’s intended strategy allocation due to cash flows and changes to asset values.
The Fund may lend its portfolio holdings to certain financial institutions.
The two portions and their corresponding investment strategies are as follows:
Core Plus Full Discretion portion: This strategy employs an opportunistic style based on a bottom-up value-driven investment process combined with a macroeconomic and credit cycle perspective (the sub-adviser’s framework for identifying improving or deteriorating credit fundamentals). The strategy emphasizes a long-term view of market developments, with the intention to hold securities through a credit cycle as their fundamental credit characteristics improve. The strategy views the entire spectrum of fixed income markets as a global opportunity set from which to choose the most attractive total return opportunities, regardless of the sector.
Fixed income investments for this portion of the Fund may include securities issued by U.S. and foreign corporations and governments, bank loans and collateralized loan obligations (“CLOs”), commercial and residential mortgage-backed securities and other asset-backed securities, convertible securities, securities issued pursuant to Rule 144A under the Securities Act of 1933 (“Rule 144A securities”) and structured notes.
This portion of the Fund will normally invest at least 80% of its assets in investment grade fixed income investments and may invest up to 15% of its assets in fixed income securities that are rated non-investment grade (high yield/high risk, sometimes called “junk bonds”) or, if unrated, are of comparable quality as determined by the sub-adviser.
This portion of the Fund may invest up to 30% of its assets in foreign securities (including emerging markets securities), which includes up to 20% in foreign currency-denominated securities. This portion of the Fund may also invest in obligations of supranational entities without limit (supranational entities are entities designated or supported by national governments to promote economic reconstruction, development or trade amongst nations, such as the World Bank).
This portion of the Fund may use futures contracts, forward commitments and swaps (i.e., derivatives) for hedging and investment purposes.
This portion of the Fund expects to maintain a weighted average effective duration within five years (plus or minus) of the Fund’s benchmark index, the Bloomberg U.S. Aggregate Bond Index. Duration is often used to measure a bond’s sensitivity to interest rates. The longer a fund’s duration, the more sensitive it is to interest rate risk. The shorter a fund’s duration, the less sensitive it is to interest rate risk. As of December 31, 2024, the duration of the Bloomberg US Aggregate Bond Index was 6.04 years, the duration of this portion of the Fund was 6.20 years, and the duration of the Fund was 6.36 years.
When selecting securities to buy or sell for this portion of the Fund, the team considers the financial strength of the issuer, current interest rates, current valuations, the team’s expectations regarding future changes in interest rates and comparisons of the level of risk associated with particular investments with the team’s expectations concerning the potential return of those investments.
Core Plus Relative Return portion: This strategy focuses on the credit cycle as the primary driver of interest rates and credit spreads. The investment process primarily looks at macroeconomic factors in its analyses, and is designed to balance yield with capital preservation. The strategy will generally take on greater risk in stable and improving environments when credit valuations are considered to be undervalued, while emphasizing liquidity and quality through economic downturns. The strategy uses security selection based on fundamental, bottom-up credit analysis as an additional source of added value. The strategy is benchmark-aware, and seeks to outperform the Fund’s benchmark. The strategy also performs risk management analyses relative to the Fund’s benchmark to manage the volatility of this portion of the Fund. Traditional risk analytics (including tracking error) are complemented by forward-looking scenario analyses for a more comprehensive risk picture.
Fixed income investments for this portion of the Fund may include securities issued by U.S. and foreign corporations and governments, securities issued by supranational entities, U.S. government-sponsored agency debenture and pass-through securities, commercial mortgage-backed and other asset-backed securities, and inflation-linked securities. This portion of the Fund may also invest in Rule 144A securities, structured notes, foreign securities (including those in emerging markets) and mortgage-related securities.
This portion of the Fund will normally invest at least 80% of its assets in investment-grade fixed income securities, and may invest up to 20% of its assets in securities that are rated non-investment grade (high yield/high risk, sometimes called “junk bonds”) or if unrated, are of comparable quality as determined by the sub-adviser.
This portion of the Fund may use futures contracts, forward commitments and swaps (i.e., derivatives) for hedging and investment purposes.
This portion of the Fund expects to maintain a weighted average effective duration within two years (plus or minus) of the Fund’s benchmark index, the Bloomberg US Aggregate Bond Index. Duration is often used to measure a bond’s sensitivity to interest rates. The longer a fund’s duration, the more sensitive it is to interest rate risk. The shorter a fund’s duration, the less sensitive it is to interest rate risk. As of December 31, 2024, the duration of the Bloomberg US Aggregate Bond Index was 6.04 years, the duration of this portion of the Fund was 6.52 years, and the duration of the Fund was 6.36 years.
When selecting securities for this portion of the Fund, purchase and sale considerations by the team include overall portfolio yield, interest rate sensitivity across different maturities held, fixed-income sector fundamentals and outlook, technical supply/demand factors, credit risk, cash flow variability, security-specific characteristics, as well as potential currency and liquidity risk. The team also considers economic factors. Individual securities are assessed on a risk/return basis, both on a benchmark-relative and on an absolute return basis, and on their fit within the overall strategy.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock
The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to a broad-based domestic debt market index. The bar chart shows the performance of the Fund’s Class I shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented.
Loomis, Sayles & Company, L.P. began managing the Fund on November 1, 2023, and some investment policies changed at that time. Another firm managed the Fund before that date.

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to a broad-based domestic debt market index.
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	oef_BarChartHeading	Calendar Year Total Returns (%)
Bar Chart Does Not Reflect Sales Loads [Text]	oef_BarChartDoesNotReflectSalesLoads	Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock	Best and worst quarterly performance reflected within the bar chart: Q2 2020: 7.22%; Q1 2022: (8.82%)
Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Best quarterly performance reflected within the bar chart:
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	7.22%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	worst quarterly performance reflected within the bar chart:
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Mar. 31, 2022
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(8.82%)
Index No Deduction for Fees, Expenses, or Taxes [Text]	oef_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses, or taxes)
Average Annual Return, Caption [Optional Text]	oef_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2024)
Diversified Bond Portfolio | Diversified Bond Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money.
Diversified Bond Portfolio | Diversified Bond Portfolio | Risk Not Insured [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Diversified Bond Portfolio | Diversified Bond Portfolio | Debt Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Debt Securities Risk: Debt securities and other debt instruments are subject to many risks, including interest rate risk and credit risk, which may affect their value.
Diversified Bond Portfolio | Diversified Bond Portfolio | Credit Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). The risk of a default is higher for debt instruments that are non-investment grade and lower for debt instruments that are of higher quality. Defaults may potentially reduce the Fund’s income or ability to recover amounts due and may reduce the value of the debt instrument, sometimes dramatically.

Diversified Bond Portfolio | Diversified Bond Portfolio | Interest Rate Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Interest Rate Risk: When interest rates rise, the value of debt investments will generally decrease. During periods when the Federal Reserve raises interest rates, the Fund may be subject to heightened levels of interest rate risk. During periods when interest rates are low or there are negative interest rates, the Fund’s yield (and total return) also may be low and the Fund may experience low or negative returns. Debt instruments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt instruments with shorter durations or floating or adjustable interest rates.

Diversified Bond Portfolio | Diversified Bond Portfolio | Mortgage-Related and Other Asset-Backed Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities are subject to certain risks affecting the housing market or the market for the assets underlying such securities. These securities are also subject to extension risk (the risk that rising interest rates extend the duration of fixed mortgage-related and other asset-backed securities, making them more sensitive to changes in interest rates), interest rate risk (the risk that rising interest rates will cause a decline in the value of a fixed income security), subprime risk (the risk that these securities have exposure to borrowers with lower credit risk, increasing potential default), prepayment risk (when interest rates decline, borrowers may pay off their mortgages sooner than expected which can reduce the Fund’s returns because the Fund may have to reinvest its assets at lower interest rates), call risk (similar to prepayment risk, an issuer may pay its obligations under a security sooner than expected), U.S. government securities risk (securities backed by different U.S. government agencies are subject to varying levels of credit rating risk), issuer risk (the risk that a private issuer cannot meet its obligations) and stripped mortgage-related securities risk (these securities are particularly sensitive to changes in interest rates).

Diversified Bond Portfolio | Diversified Bond Portfolio | U.S. Government Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is a risk that the U.S. government will not make timely payments on its debt or provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if those entities are not able to meet their financial obligations.

Diversified Bond Portfolio | Diversified Bond Portfolio | Active Management Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Active Management Risk: A portfolio manager’s judgments about the potential value or price appreciation of an investment may prove to be incorrect or fail to have the intended results, which could negatively impact the Fund’s performance.

Diversified Bond Portfolio | Diversified Bond Portfolio | Derivatives Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Derivatives Risk: The use of forward commitments, futures contracts, options or swap agreements (each a type of derivative instrument) as a principal investment strategy subjects the Fund to a number of risks, including: counterparty risk, leverage risk, market risk, regulatory risk, liquidity and valuation risk, operational risk, correlation risk, legal risk and premium risk. Derivatives may be riskier than other types of investments and may increase the Fund’s volatility and risk of loss.

Diversified Bond Portfolio | Diversified Bond Portfolio | Emerging Markets Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Emerging Markets Risk: Investments in or exposure to investments in emerging market countries may be riskier than investments in or exposure to investments in U.S. and other developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, lower credit quality, a higher degree of political and economic instability, the impact of economic sanctions, less governmental regulation and supervision of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.

Diversified Bond Portfolio | Diversified Bond Portfolio | High Yield/High Risk or “Junk” Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
High Yield/High Risk or “Junk” Securities Risk: High yield/high risk securities are typically issued by companies that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), subject to greater liquidity risk, and subject to a greater risk of default than higher rated securities. High yield/high risk securities (including loans) may be more volatile than investment grade securities.

Diversified Bond Portfolio | Diversified Bond Portfolio | Foreign (Non-U.S.) Markets Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Foreign (Non-U.S.) Markets Risk: Investing in foreign issuers (companies or other entities) can involve more risks than investing in United States (“U.S.”) issuers, such as risks relating to market, economic, political, regulatory and geopolitical conditions relevant to that market. These factors can make investments in foreign issuers more volatile and less liquid than U.S. investments. Less stringent regulatory, accounting, and disclosure requirements and general supervision for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in, or foreign exchange rates with, another market, country or region.

Diversified Bond Portfolio | Diversified Bond Portfolio | Leverage Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Leverage Risk: The Fund may invest in forward commitments, futures contracts, options or swap agreements as a principal investment strategy. These derivative investments give rise to a form of leverage. Leverage is investment exposure that exceeds the initial amount invested. The loss on a leveraged investment may far exceed the Fund’s principal amount invested. Leverage can magnify the Fund’s gains and losses and therefore increase its volatility.

Diversified Bond Portfolio | Diversified Bond Portfolio | Liquidity Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Liquidity Risk: Certain holdings may be difficult to purchase, sell and value, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. The Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations, including to meet redemption requests.

Diversified Bond Portfolio | Diversified Bond Portfolio | Inflation-Indexed Debt Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Inflation-Indexed Debt Securities Risk: The principal values of inflation-indexed debt securities tend to increase when inflation rises and decrease when inflation falls.
Diversified Bond Portfolio | Diversified Bond Portfolio | Restricted Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Restricted Securities Risk: Unless registered for sale to the public under applicable federal securities law, restricted securities such as those issued pursuant to Rule 144A can be sold only in private transactions to qualified purchasers pursuant to an exemption from registration. The sale price realized from a private transaction could be less than the Fund’s purchase price for the restricted security. It may be difficult to identify a qualified purchaser for a restricted security held by the Fund and such security could be deemed illiquid. It may also be more difficult to value such securities.

Diversified Bond Portfolio | Diversified Bond Portfolio | Convertible Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Convertible Securities Risk: Convertible securities are generally subject to the risks of stocks when the underlying stock price is high relative to the conversion price (because the conversion feature is more valuable) and to the risks of debt securities when the underlying stock price is low relative to the conversion price (because the conversion feature is less valuable). Convertible securities are also generally subject to credit risk, as they tend to be of lower credit quality, and interest rate risk, though they generally are not as sensitive to interest rate changes as conventional debt securities. A convertible security’s value also tends to increase and decrease with the underlying stock and typically has less potential for gain or loss than the underlying stock.

Diversified Bond Portfolio | Diversified Bond Portfolio | Currency Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Currency Risk: A decline in the value of a foreign (non-U.S.) currency relative to the U.S. dollar reduces the value in U.S. dollars of the Fund’s investments denominated in or with exposure to that foreign currency.

Diversified Bond Portfolio | Diversified Bond Portfolio | Conflicts of Interest Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Conflicts of Interest Risk: PLFA is subject to competing interests that have the potential to influence its investment decisions for the Fund with regard to the allocation of Fund assets among the two strategies. For example, the use of one strategy of the Fund that provides greater profitability to PLFA than the other may create an incentive for PLFA to use that strategy. PLFA seeks to identify and address any potential conflicts in a manner that is fair to the Fund and its shareholders. PLFA has adopted a policy under which investment decisions for the Fund must be made in the best interests of the Fund and its shareholders.

Diversified Bond Portfolio | Diversified Bond Portfolio | Underlying Fund Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Underlying Fund Risk: Because the Fund is available for investment by one or more “fund of funds” of the Trust and thus may have a significant percentage of its outstanding shares held by such fund of funds, a change in asset allocation by the fund of funds could result in large redemptions out of the Fund, causing the sale of securities in a short timeframe and potential increases in expenses to the Fund and its remaining shareholders, both of which could negatively impact performance.

Diversified Bond Portfolio | Diversified Bond Portfolio | Securities Lending Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Securities Lending Risk: The Fund may engage in securities lending, which involves the risk that the Fund may suffer a loss if the borrower fails to return the loaned securities in a timely manner or at all. The Fund could also lose money due to the decline in the value of the collateral provided or a decline in the value of any investments made with cash collateral.

Diversified Bond Portfolio | Diversified Bond Portfolio | Class I
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.20%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.04%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.64%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 65
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	205
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	357
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	798
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	65
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	205
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	357
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 798
Diversified Bond Portfolio | Diversified Bond Portfolio | Class P
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.40%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.04%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.44%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 45
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	141
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	246
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	555
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	45
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	141
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	246
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 555
Diversified Bond Portfolio | Bloomberg US Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Bloomberg US Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.25%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(0.33%)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.35%
Diversified Bond Portfolio | Class I
Prospectus [Line Items]	oef_ProspectusLineItems
Annual Return [Percent]	oef_AnnlRtrPct	1.05%
Annual Return [Percent]	oef_AnnlRtrPct	5.04%
Annual Return [Percent]	oef_AnnlRtrPct	6.88%
Annual Return [Percent]	oef_AnnlRtrPct	(1.36%)
Annual Return [Percent]	oef_AnnlRtrPct	13.00%
Annual Return [Percent]	oef_AnnlRtrPct	10.35%
Annual Return [Percent]	oef_AnnlRtrPct	(1.93%)
Annual Return [Percent]	oef_AnnlRtrPct	(18.62%)
Annual Return [Percent]	oef_AnnlRtrPct	3.60%
Annual Return [Percent]	oef_AnnlRtrPct	1.62%
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Class I (incepted May 1, 2006)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.62%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(1.50%)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.60%
Performance Inception Date	oef_PerfInceptionDate	May 01, 2006
Diversified Bond Portfolio | Class P
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Class P (incepted May 2, 2011)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.87%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(1.29%)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.81%
Performance Inception Date	oef_PerfInceptionDate	May 02, 2011